ACQUISITION AND OTHER VENTURE (Tables)	12 Months Ended
Dec. 31, 2019
ACQUISITION AND OTHER VENTURE [abstract]
Schedule of previously reported amounts by the Group and the restated amounts presented in the consolidated financial statements of the Group
	Amounts previously reported	Impact of business combination under common control	Amounts restated

Consolidated statement of profit or loss and other comprehensive income for the year ended December 31, 2018
Revenue	226,963	748	227,711
Profit before tax	75,177	(20)	75,157
Profit for the year	52,688	(13)	52,675

Consolidated statement of financial position as at December 31, 2018
Total assets	678,779	7,602	686,381
Total liabilities	261,414	5,057	266,471
Total Equity	417,365	2,545	419,910